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                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 Congress Street
                                Boston, MA 02210


November 12, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

     Re:  John Hancock Variable Annuity Account JF ("Registrant")
          Registration Statement on Form N-4
          File No. 333-81127

Ladies and Gentlemen:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectuses supplement dated November 10, 2008 and the statement of additional information dated April 28, 2008, as amended and restated November 10, 2008, contain no changes from the form of prospectuses supplement and statement of additional information contained in the most recent Post Effective Amendment filed via EDGAR on Form N-4 on November 10, 2008.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.


Very truly yours,



/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities